INCOME TAXES - Reconciliation of tax expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Consolidated loss before taxes	€ (6,700)	€ (2,926)
Effective tax rate	26.50%	26.50%
Effective income tax expense (recovery)	€ (1,776)	€ (775)
Effect of tax rate in foreign jurisdictions	736	197
Non-deductible and non-taxable items	293	394
Change in tax benefits not recognized	1,999	1,187
Adjustment of prior year tax payable	(118)	(93)
Change in estimate for tax refunds in Malta	(2,687)
Total income tax expense (recovery)	€ (1,553)	€ 910